Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-B SERIES
Monthly Servicer's Statement
for the month ended July 31, 2012
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	11.49%
From	01-Jul-12	16-Jul-12	15-Aug-12	Floating Allocation Percentage at Month-End	81.68%
To	31-Jul-12	15-Aug-12
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	$250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	$314,475,000.00

Required Participation Amount	$314,475,000.00		Accumulation Account
Excess Receivables	$55,490,663.41		Beginning	$0.00

Total Collateral	$369,965,663.41		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	147.99%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	0.248750%
Beginning Gross Principal Pool Balance	$3,797,473,917.74		Applicable aprgin	0.350000%
Total Principal Collections	(1,686,885,959.69)			0.598750%
Investment in New Receivables	1,568,584,941.21
Receivables Added for Additional Accounts	-			Actual	Per $1000
Repurchases	(22,465,657.51)		Interest	$124,739.58	$0.12
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$0.12
Less Net CMA Offset	(433,358,836.22)
Less Servicing Adjustment	(2,891,274.84)		Total Due Investors	$124,739.58	0.598750%
Ending Balance	$3,220,457,130.69		Servicing Fee	262,062.50
			Excess Cash Flow	$343,178.08
SAP for Next Period	11.49%

Average Receivable Balance	$3,286,013,826.70
Monthly Payment Rate	51.34%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	1,875,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$7,779,887.15
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$7,779,887.15